MAINSTAY VP SERIES FUND INC.
51 Madison Avenue
New York, NY 10010

July 28, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

RE:	MainStay VP Series Fund Inc. Schedule 14A File No.: 002-86082

Commissioners:

On behalf of MainStay VP Series Fund Inc. (the “Registrant”), we are transmitting for filing with the Securities and Exchange Commission (the “Commission”) a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.  This filing relates to a proposal for shareholder approval to appoint Madison Square Investors LLC, an affiliate of the Registrant, to serve as subadvisor to the MainStay VP Capital Appreciation Portfolio, a series of the Registrant.

Please direct any questions concerning the filing to the undersigned at 973-394-4436.

Sincerely,

/s/ Barry E. Simmons
Barry E. Simmons
Assistant Secretary